Provisions - Summary of Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	$ 14,585	$ 27,146
Additional provision in the year	5,915	3,786
Release of provision in the year	(941)	(5,011)
Utilized provision in the year	(2,788)	(13,041)
Transfer from non-current provisions	(4,478)	2,178
Foreign exchange	(240)	(473)
Provisions, Ending balance	12,053	14,585
Non Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	60,545	129,113
Additional provision in the year	1,320	4,260
Transfer to current provisions	4,478	(2,178)
Release of provision in the year	(49,403)	(46,939)
Utilized provision in the year	(4,274)	(23,361)
Foreign exchange	(500)	(350)
Provisions, Ending balance	12,166	60,545
Dilapidations Provision | Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	142	0
Additional provision in the year	101	178
Release of provision in the year	0	0
Utilized provision in the year	(16)	(308)
Transfer from non-current provisions	954	277
Foreign exchange	(118)	(5)
Provisions, Ending balance	1,063	142
Dilapidations Provision | Non Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	6,938	5,670
Additional provision in the year	1,320	2,125
Transfer to current provisions	(954)	(277)
Release of provision in the year	(48)	(284)
Utilized provision in the year	(70)	(4)
Foreign exchange	(375)	(292)
Provisions, Ending balance	6,811	6,938
Share Based Payments Employment Taxes Provision
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	56,300
Provisions, Ending balance	2,600	56,300
Share Based Payments Employment Taxes Provision | Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	7,680	12,105
Additional provision in the year	0	2
Release of provision in the year	0	(4,427)
Utilized provision in the year	0	0
Transfer from non-current provisions	(5,432)	0
Foreign exchange	0	0
Provisions, Ending balance	2,248	7,680
Share Based Payments Employment Taxes Provision | Non Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	48,604	115,032
Additional provision in the year	0	2,135
Transfer to current provisions	5,432	0
Release of provision in the year	(49,351)	(45,987)
Utilized provision in the year	(4,204)	(22,516)
Foreign exchange	(125)	(60)
Provisions, Ending balance	356	48,604
Provision for Witholding Taxes | Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	2,501	4,100
Additional provision in the year	0	0
Release of provision in the year	(1)	0
Utilized provision in the year	0	(3,500)
Transfer from non-current provisions	0	1,901
Foreign exchange	0	0
Provisions, Ending balance	2,500	2,501
Provision for Witholding Taxes | Non Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	4,999	7,400
Additional provision in the year	0	0
Transfer to current provisions	0	(1,901)
Release of provision in the year	0	(500)
Utilized provision in the year	0	0
Foreign exchange	0	0
Provisions, Ending balance	4,999	4,999
Other Provisions | Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	4,262	10,941
Additional provision in the year	5,814	3,606
Release of provision in the year	(940)	(584)
Utilized provision in the year	(2,772)	(9,233)
Transfer from non-current provisions	0	0
Foreign exchange	(122)	(468)
Provisions, Ending balance	6,242	4,262
Other Provisions | Non Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	4	1,011
Additional provision in the year	0	0
Transfer to current provisions	0	0
Release of provision in the year	(4)	(168)
Utilized provision in the year	0	(841)
Foreign exchange	0	2
Provisions, Ending balance	$ 0	$ 4